Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued and outstanding	TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2021		2020
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	269.8	2,896	277.0	2,978
Purchased and cancelled under the NCIB	—	—	(7.3)	(79)
Effects of share-based payment plans	—	(3)	—	(3)
Stock options exercised	1.2	8	0.1	—
Issued and outstanding, end of year	271.0	2,901	269.8	2,896
The following are the effects of the Company's purchase and cancellation of the common shares during the year:

For the year ended Dec. 31	2021	2020
Total shares purchased(1)	—	7,352,600
Average purchase price per share	—	$8.33
Total cost	—	61
Weighted average book value of shares cancelled	—	79
Amount recorded in deficit	—	18
(1) As at Dec. 31, 2021, includes nil (2020 — 456,200) shares that were repurchased but were not cancelled due to timing differences between the transaction date and settlement date.
2021
On May 25, 2021, the Toronto Stock Exchange ("TSX") accepted the notice filed by the Company to implement an NCIB for a portion of our common shares. Pursuant to the NCIB, TransAlta may repurchase up to a maximum of 14,000,000 common shares, representing approximately 7.16 per cent of its public float of common shares as at May 18, 2021. Purchases under the NCIB may be made through open market transactions on the TSX and any alternative Canadian trading platforms on which the common shares are traded, based on the prevailing market price. Any common shares purchased under the NCIB will be cancelled. The period during which TransAlta is authorized to make purchases under the NCIB commenced on May 31, 2021 and ends on May 30, 2022, or such earlier date on which the maximum number of common shares are purchased under the NCIB or the NCIB is terminated at the Company’s election. No common shares have been repurchased under the current and previous NCIB in 2021.

2020
On May 26, 2020, the Company announced that the TSX accepted the notice filed by the Company to implement an NCIB for a portion of its common shares. Pursuant to the NCIB, the Company was permitted to purchase up to a maximum of 14,000,000 common shares, representing approximately 7.02 per cent of its issued and common shares as at May 25, 2020.
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2021		2020
Series	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	10.2	248
Series B	2.4	58	1.8	45
Series C	11.0	269	11.0	269
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942

Characteristics specific to preferred share series
Characteristics specific to each first preferred share series as at Dec. 31, 2021, are as follows:

Series	Rate during term	Annual dividend rate per share ($)	Next conversion date	Rate spread over benchmark (per cent)	Convertible to Series
A	Fixed	0.71924	March 31, 2026	2.03	B
B	Floating	0.53866	March 31, 2026	2.03	A
C	Fixed	1.00676	June 30, 2022	3.10	D
D	Floating	—	—	3.10	C
E	Fixed	1.29852	Sept. 30, 2022	3.65	F
F	Floating	—	—	3.65	E
G	Fixed	1.24700	Sept. 30, 2024	3.80	H
H	Floating	—	—	3.80	G

Disclosure Of Dividends Declared On Preference Shares [Table Text Block]
The following table summarizes the value of the preferred share dividends declared in 2021 and 2020:

	Total dividends declared
Series	2021(1)	2020
A	7	9
B(2)	1	1
C	11	14
E	12	15
G	8	10
Total for the year	39	49
(1) No dividends were declared in the first quarter of 2021 as the quarterly dividend related to the period covering the first quarter of 2021 was declared in December 2020.
(2) Series B Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 2.03 per cent.